Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 91,407
Prepaid expenses	208,056
Total Current Assets	299,463
Deferred offering costs		89,500
Marketable securities held in Trust Account	230,021,238
TOTAL ASSETS	230,320,701	89,500
Current liabilities
Accrued expenses	312,942
Advances from related parties	870
Promissory note – related party		69,500
Total Current Liabilities	313,812	69,500
Warrant liabilities	18,505,400
Deferred underwriting commission payable	8,650,000
Total Liabilities	27,469,212	69,500
Class A ordinary shares subject to possible redemption, 23,000,000 shares and no shares at redemption value at December 31, 2021 and 2020, respectively	230,021,238
Shareholders’ (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding at December 31, 2021 and 2020
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 5,750,000 shares issued and outstanding, at December 31, 2021 and 2020	575	575
Additional paid-in capital		24,425
Accumulated deficit	(27,170,324)	(5,000)
Total Shareholders’ (Deficit) Equity	(27,169,749)	20,000
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	230,320,701	89,500
Blade Therapeutics, Inc.
Current assets
Cash and cash equivalents	2,299,000	11,486,000
Prepaid expenses and other current assets	1,085,000	1,249,000
Total Current Assets	3,384,000	12,735,000
Property and equipment, net	778,000	1,024,000
Restricted cash	249,000	249,000
Other assets	1,518,000
TOTAL ASSETS	5,929,000	14,008,000
Current liabilities
Accounts payable	3,734,000	3,244,000
Term loan payable	3,297,000	5,207,000
Convertible notes payable at fair value ($15,103 and $29,168 to related parties, respectively)	46,360,000	23,410,000
Accrued expenses and other current liabilities	11,155,000	4,215,000
Contingent consideration, current	7,011,000
Total Current Liabilities	71,557,000	36,076,000
Convertible notes payable	12,066,000	12,046,000
Contingent consideration, noncurrent		6,432,000
Deferred rent, less current portion	193,000	80,000
Total Liabilities	83,816,000	54,634,000
Convertible preferred stock, $0.0001 par value, 133,656,880 and 151,185,364 shares authorized at December 31, 2020 and 2021, respectively; 83,044,690 shares issued and outstanding at December 31, 2020 and 2021 (aggregate liquidation preference of $90,365 at December 31, 2021)	89,107,000	89,107,000
Stockholders’ deficit:
Common stock, $0.0001 par value; 156,600,925 and 178,329,409 shares authorized at December 31, 2020 and 2021, respectively; 7,887,913 and 10,035,358 shares issued and outstanding at December 31, 2020 and 2021, respectively	1,000	1,000
Shareholders’ (Deficit) Equity
Additional paid-in capital	7,785,000	5,880,000
Accumulated other comprehensive (loss) income	35,000	(328,000)
Accumulated deficit	(174,815,000)	(135,286,000)
Total Shareholders’ (Deficit) Equity	(166,994,000)	(129,733,000)
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	$ 5,929,000	$ 14,008,000